Contracts and Agreements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 0	$ 133,318	$ 148,054	$ 509,474	$ 1,267,036	$ 314,175
Patheon [Member]
Agreement expense		$ 751,931		$ 1,987,006